CONCENTRATION OF RISKS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015	Dec. 31, 2017 CNY (¥)
Concentration of credit risk
CONCENTRATION OF RISKS
Cash and cash equivalents and restricted cash	$ 455,671		¥ 728,573		¥ 2,964,731
Financing lease receivables	$ 144,929		¥ 110,843		942,946
Allowance for credit losses					¥ 0
Interest rate risk
CONCENTRATION OF RISKS
Hypothetical increase or decrease in interest rate	1.00%	1.00%
Increase or decrease in interest expense	$ 108	¥ 700
Foreign currency exchange rate risk
CONCENTRATION OF RISKS
Depreciation of RMB against US dollar (in percent)			6.40%	5.80%
Appreciation of RMB against US dollar (in percent)	5.80%	5.80%